Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2022
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

23	Right-of-use assets and lease liabilities

Accounting policy

Right-of-use assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

Lease terms are negotiated on an individual asset basis and contractual provisions contain a wide range of different terms and conditions. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

The Company accounts for non-lease components such as service costs separately, whenever applicable. The Company’s lease terms may include options to extend or terminate the lease and when it is reasonably certain that we will exercise that option, the financial effect is included in the contract’s measurement.

Measurement

Liabilities arising from a lease contract are initially measured on a present value basis, using the incremental borrowing rate approach. The incremental borrowing rate is determined by the Company based on equivalent financial costs that would be charged by a counterparty for a transaction with the same currency and a similar amount, term and risk of the lease contract. The finance cost charged to the income statement produces a constant periodic rate of interest over the lease term. On December 31, 2022, interest rates were between 5.87% to 11.39% for Brazil; and, 2.85% to 5.93% for Peru.

Lease contracts are recognized as a liability with a corresponding right-of-use asset at the date at which the leased asset is available for use by the Company. The right-of-use asset also includes any lease payments made and it is amortized over the shorter of the asset’s useful life and the lease term on a straight-line basis. Amortization expenses are classified either in Cost of sales or Administrative expenses based on the designation of the related assets.

(a)	Right-of-use assets - Changes in the year

					2022	2021
	Buildings	Machinery, equipment, and facilities	IT equipment	Vehicles	Total	Total
Balance at the beginning of the year
Cost	5,731	17,560	5,427	21,286	50,004	47,562
Accumulated amortization	(3,844)	(12,757)	(5,427)	(15,286)	(37,314)	(28,693)
Balance at the beginning of the year	1,887	4,803	-	6,000	12,690	18,869
New contracts	1,547	189	282	-	2,018	5,174
Amortization	(1,235)	(2,330)	(84)	(5,061)	(8,710)	(10,303)
Remeasurement	563	(98)	-	(46)	419	(290)
Foreign exchange effects	71	148	-	259	478	(761)
Balance at the end of the year	2,833	2,712	198	1,152	6,895	12,690
Cost	7,300	18,106	282	18,830	44,518	50,004
Accumulated amortization	(4,467)	(15,394)	(84)	(17,678)	(37,623)	(37,314)
Balance at the end of the year	2,833	2,712	198	1,152	6,895	12,690

Average annual amortization rates %	31	34	33	34

(b)	Lease liabilities - Changes in the year

	2022	2021
Balance at the beginning of the year	19,638	25,689
New contracts	2,018	5,174
Payments of lease liabilities	(17,091)	(9,827)
Interest paid on lease liabilities	(994)	(1,415)
Remeasurement	419	(302)
Accrued interest – note 10	542	1,272
Foreign exchange effects	489	(952)
Balance at the end of the year	5,021	19,638
Current liabilities	3,661	16,246
Non-current liabilities	1,360	3,393